Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
At beginning of period	¥ 16,488,594	¥ 16,279,098	¥ 13,536,965
Gains (losses) arising during the period, before tax	96,497	(37,183)	50,358
Income tax (expense) benefit for changes arising during the period	(289,732)	15,442	(510,012)
Reclassification adjustments for (gains) losses included in net profit, before tax	87,581	15,186	110,509
Gains (losses) arising during the period, before tax	361,685	(32,479)	528,441
Share of other comprehensive income (loss) of associates and joint ventures	19,966	40,492	13,210
Share of other comprehensive income (loss) of associates and joint ventures	3,216	(595)	(14)
At end of period	18,288,994	16,488,594	16,279,098
Remeasurements of defined benefit plans [member]
At beginning of period	87,504	159,724	159,584
Gains (losses) arising during the period, before tax	96,497	(37,183)	50,358
Income tax (expense) benefit for changes arising during the period	(30,563)	8,168	(15,485)
Amount attributable to non-controlling interests	24	(102)	44
Share of other comprehensive income (loss) of associates and joint ventures	339	(326)	609
Transfer from other reserves to retained earnings	(58,805)	(42,777)	(35,386)
At end of period	94,996	87,504	159,724
Exchange differences on translating foreign operations [member]
At beginning of period	1,407,837	1,402,658	884,790
Gains (losses) arising during the period, before tax	361,685	(32,479)	528,441
Income tax (expense) benefit for changes arising during the period	12,231	(216)	(3,447)
Reclassification adjustments for (gains) losses included in net profit, before tax	39,944	(640)	(11,258)
Income tax (expense) benefit for reclassification adjustments	(12,231)	196	3,447
Amount attributable to non-controlling interests	(711)	46	(3,324)
Share of other comprehensive income (loss) of associates and joint ventures	18,843	38,272	4,009
At end of period	1,827,598	1,407,837	1,402,658
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	2,160,119	2,507,275	1,575,193
Gains (losses) arising during the period, before tax	754,045	7,370	1,506,580
Income tax (expense) benefit for changes arising during the period	(238,104)	(26,668)	(454,951)
Reclassification adjustments for (gains) losses included in net profit, before tax	87,581	15,186	110,509
Income tax benefit for reclassification adjustments	(28,007)	(5,693)	(33,994)
Amount attributable to non-controlling interests	197	(37)	(106)
Share of other comprehensive income (loss) of associates and joint ventures	4,000	1,951	8,578
Transfer from other reserves to retained earnings	(332,603)	(339,265)	(204,534)
At end of period	¥ 2,407,228	¥ 2,160,119	¥ 2,507,275